Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Schedule of derivative financial instruments

	Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
2021
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	1	1 568	(11)	1 394
Cash flow hedges
Foreign exchange forward contracts	28	1 521	(47)	1 571
Currency options bought	–	7	–	–
Fair value hedges
Interest rate swaps	–	185	–	–
Foreign exchange forward contracts	22	577	(80)	2 182
Firm commitments	58	2 069	(11)	397
Cash flow and fair value hedges(3)
Cross-currency swaps	15	265	(68)	441
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	74	6 432	(23)	6 390
Currency options bought	–	10	–	–
Other derivatives	2	25	–	–
Total	200	12 659	(240)	12 375
2020
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	1	1 423	(3)	559
Cash flow hedges
Foreign exchange forward contracts	34	933	(16)	736
Currency options bought	1	108	–	–
Currency options sold	–	–	–	6
Fair value hedges
Foreign exchange forward contracts	83	1 340	(14)	588
Firm commitments	19	468	(101)	1 105
Cash flow and fair value hedges(3)
Cross-currency swaps	–	–	(154)	815
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	29	3 716	(16)	3 917
Currency options bought	2	171	–	–
Other derivatives	–	–	–	9
Total	169	8 159	(304)	7 735

(1)   Included in other current financial assets and other financial liabilities in the consolidated statement of financial position.

(2)   Includes the gross amount of all notional values for contracts that have not yet been settled or cancelled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.

(3)   Cross-currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.